Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues, net	$ 495,764	$ 512,439	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	250,989	258,951	709,912	730,686	1,032,893	929,227	870,372
Gross profit	244,775	253,488	675,618	723,587	980,346	1,023,834	967,248
Selling, general and administrative expense	216,579	225,788	660,042	680,213	916,144	895,949	832,066
Asset impairments	2,152	141	10,652	556	7,234	86,373	11,657
Operating income	26,044	27,559	4,924	42,818	56,968	41,512	123,525
Interest expense	20,195	14,834	50,991	45,464	60,823	73,808	114,109
Foreign currency loss/(gain)	4,074	(2,242)	4,629	(4,701)	(1,669)	(111)	(5,917)
(Loss)/income before provision (benefit) for income taxes	1,775	14,967	(50,696)	2,055	(2,186)	(32,185)	15,333
(Benefit)/provision for income taxes	(49)	2,508	10,322	14,913	7,557	(14,315)	23,433
(Loss)/income from continuing operations					(9,743)	(17,870)	(8,100)
Income from discontinued operations, net of tax							1,830
Net (loss)/income	1,824	12,459	(61,018)	(12,858)	(9,743)	(17,870)	(6,270)
Net (loss)/income attributable to non-controlling interest	247	151	(435)	(2,257)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.	2,071	12,610	(61,453)	(15,115)	(10,756)	(21,258)	(9,684)
Loss per share from continuing operations attributable to Quiksilver, Inc.					$ (0.07)	$ (0.13)	$ (0.09)
Income per share from discontinued operations attributable to Quiksilver, Inc.							$ 0.01
Net (loss)/income per share attributable to Quiksilver, Inc., basic	$ 0.01	$ 0.08	$ (0.37)	$ (0.09)	$ (0.07)	$ (0.13)	$ (0.07)
Loss per share from continuing operations attributable to Quiksilver, Inc., assuming dilution					$ (0.07)	$ (0.13)	$ (0.09)
Income per share from discontinued operations attributable to Quiksilver, Inc., assuming dilution							$ 0.01
Net (loss)/income per share attributable to Quiksilver, Inc., diluted	$ 0.01	$ 0.07	$ (0.37)	$ (0.09)	$ (0.07)	$ (0.13)	$ (0.07)
Weighted average common shares outstanding, basic	167,624	164,518	166,735	163,930	164,245	162,430	135,334
Weighted average common shares outstanding, diluted	190,568	173,899	166,735	163,930	164,245	162,430	135,334
Amounts attributable to Quiksilver, Inc.:
Loss from continuing operations					(10,756)	(21,258)	(11,514)
Income from discontinued operations, net of tax							1,830
Net (loss)/income attributable to Quiksilver, Inc.	$ 2,071	$ 12,610	$ (61,453)	$ (15,115)	$ (10,756)	$ (21,258)	$ (9,684)